GOODWILL - KEY ASSUMPTIONS USED FOR VALUE-IN-USE CALCULATIONS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Period over which calculations use pre-tax cash flow projections based on financial forecasts prepared by management	P5Y
Amount by which unit's recoverable amount exceeds its carrying amount	¥ 5,514,738,000
Railroad Businesses [member]
Disclosure of goodwill key assumptions used for value-in-use calculation [line items]
Gross margin	16.73%	17.76%
Growth rate	2.00%	2.00%
Discount rate	12.44%	12.44%